Long-term debt	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Long-term debt

6. Long-term debt

		As at December 31
	2025	2024
Syndicated credit facility	$9.0	$225.0
Senior unsecured notes
8.125% $175.0 million, maturing December 3, 2030	175.0	-
11.95% $80.8 million, maturing July 27, 2027	-	114.2
Total	184.0	339.2
Unamortized discount of senior unsecured notes	-	(1.1)
Deferred financing costs	(4.1)	(2.7)
Total long-term debt	$179.9	$335.4

Current portion	$-	$3.0
Non-current portion	$179.9	$332.4

The Company has a reserve-based syndicated credit facility which is subject to a semi-annual borrowing base redetermination (typically completed in May and November of each year). The aggregate amount available under the syndicated credit facility is $235.0 million and the revolving period and maturity dates are set at May 31, 2026 and May 31, 2027, respectively.

In December 2025, the Company completed a refinancing and issued five-year senior unsecured notes for an aggregate principal amount of $175.0 million (the "2025 Notes"). The 2025 Notes have an interest rate of 8.125 percent and mature on December 3, 2030. The 2025 Notes were issued at par under a trust indenture and are direct senior unsecured obligations of Obsidian Energy ranking equal with all other present and future senior unsecured indebtedness of the Company. The Company used the net proceeds from the 2025 Notes to redeem all of our previous outstanding senior unsecured notes due July 27, 2027 ("2022 Notes") at a price of $1,029.88 per $1,000 principal amount, and to pay down indebtedness under our syndicated credit facility.

Prior to the full redemption of the 2022 Notes, in August 2025, the Company completed a partial redemption of $30.0 million of the 2022 Notes at a price of $1,029.88 per $1,000 principal amount.

At December 31, 2025, letters of credit totaling $2.5 million were outstanding (December 31, 2024 – $4.4 million) that reduce the amount otherwise available to be drawn on our syndicated credit facility.

Financing expense consists of the following:

	Year ended December 31
	2025	2024
Interest	$22.1	$31.9
Accretion on decommissioning liability	12.2	16.5
Accretion on office lease provision	-	0.3
Accretion on discount of senior unsecured notes	0.4	0.5
Accretion on lease liabilities	0.4	0.6
Loss on repurchased/redeemed senior unsecured notes	5.3	0.1
Deferred financing costs	1.7	2.3
Financing	$42.1	$52.2